Presentation and preparation of the consolidated financial statements and significant accounting policies (Details)	12 Months Ended
Dec. 31, 2022
Property and equipment
Useful life measured as period of time, property, plant and equipment	5 years
Data processing equipment | Maximum
Property and equipment
Useful life measured as period of time, property, plant and equipment	5 years
Data processing equipment | Minimum
Property and equipment
Useful life measured as period of time, property, plant and equipment	2 years 6 months
Machinery and equipment | Maximum
Property and equipment
Useful life measured as period of time, property, plant and equipment	10 years
Machinery and equipment | Minimum
Property and equipment
Useful life measured as period of time, property, plant and equipment	5 years
Other assets [member] | Maximum
Property and equipment
Useful life measured as period of time, property, plant and equipment	10 years
Other assets [member] | Minimum
Property and equipment
Useful life measured as period of time, property, plant and equipment	5 years